UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868

Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York           August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $1,433,677
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number         Name

1.   28-10575                     Delta Offshore, Ltd.
2.   28-10576                     Delta Institutional, LP
3.   28-10829                     Trafelet & Company Advisors, LLC

                                                                                                                 Voting Authority
                                                           Value x    Shares/  SH/   Put/  Invstmt   Other
           Issuer                 Type          Cusip      1000       Prn Amt  PRN   Call  Disretn   Mgrs     Sole    Shared   None
99 CENTS ONLY STORES          COM              65440K106    3,813     300,000  SH          SHARED   1, 2, 3   0       300,000    0
ABX AIR INC                   COM              00080S101   13,184   1,617,700  SH          SHARED   1, 2, 3   0     1,617,700    0
ANTEON INTL CORP              COM              03674E108    9,494     208,100  SH          SHARED   1, 2, 3   0       208,100    0
ARMOR HOLDINGS INC            COM              042260109   15,844     400,000  SH          SHARED   1, 2, 3   0       400,000    0
BANKRATE INC                  COM              06646V108   24,672   1,225,000  SH          SHARED   1, 2, 3   0     1,225,000    0
BE AEROSPACE INC              COM              073302101    7,479     478,500  SH          SHARED   1, 2, 3   0       478,500    0
BLUEPHOENIX SOLUTIONS LTD     SHS              M20157109    2,484     569,830  SH          SHARED   1, 2, 3   0       569,830    0
CANADIAN NAT RES LTD          COM              136385101   14,821     407,400  SH          SHARED   1, 2, 3   0       407,400    0
CANDIES INC                   COM              137409108   18,307   2,748,800  SH          SHARED   1, 2, 3   0     2,748,800    0
CHRISTOPHER & BANKS CORP      COM              171046105   18,017     986,700  SH          SHARED   1, 2, 3   0       986,700    0
CLEAN HARBORS INC             COM              184496107    4,336     200,000  SH          SHARED   1, 2, 3   0       200,000    0
CONSOL ENERGY INC             COM              20854P109   69,091   1,289,500  SH          SHARED   1, 2, 3   0     1,289,500    0
COSI INC                      COM              22122P101    1,411     204,500  SH          SHARED   1, 2, 3   0       204,500    0
DANIELSON HLDG CORP           COM              236274106   33,712   2,770,088  SH          SHARED   1, 2, 3   0     2,770,088    0
DENNYS CORP                   COM              24869P104   73,407  14,681,315  SH          SHARED   1, 2, 3   0    14,681,315    0
DOBSON COMMUNICATIONS CORP    CL A             256069105   19,170   4,500,000  SH          SHARED   1, 2, 3   0     4,500,000    0
FLOWSERVE CORP                COM              34354P105   16,598     548,500  SH          SHARED   1, 2, 3   0       548,500    0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS   344419106   16,084     270,000  SH          SHARED   1, 2, 3   0       270,000    0
GILDAN ACTIVEWEAR INC         COM              375916103   80,631   3,060,000  SH          SHARED   1, 2, 3   0     3,060,000    0
GOOGLE INC                    CL A             38259P508   42,652     145,000  SH          SHARED   1, 2, 3   0       145,000    0
HUDSON CITY BANCORP           COM              443683107   27,384   2,400,000  SH          SHARED   1, 2, 3   0     2,400,000    0
HYPERCOM CORP                 COM              44913M105   12,777   1,974,800  SH          SHARED   1, 2, 3   0     1,974,800    0
INPHONIC INC                  COM              45772G105    2,288     150,000  SH          SHARED   1, 2, 3   0       150,000    0
INTERMIX MEDIA INC            COM              45881X106   29,071   3,172,400  SH          SHARED   1, 2, 3   0     3,172,400    0
INTERNET CAP GROUP INC        COM NEW          46059C205   15,408   2,102,000  SH          SHARED   1, 2, 3   0     2,102,000    0
JARDEN CORP                   COM              471109108   38,553     715,000  SH          SHARED   1, 2, 3   0       715,000    0
NATCO GROUP INC               CL A             63227W203   20,315   1,526,300  SH          SHARED   1, 2, 3   0     1,526,300    0
NOVATEL WIRELESS INC          COM NEW          66987M604   18,082   1,450,000  SH          SHARED   1, 2, 3   0     1,450,000    0
NRG ENERGY INC                COM NEW          629377508   89,480   2,379,800  SH          SHARED   1, 2, 3   0     2,379,800    0
NRG ENERGY INC                COM NEW          629377508   37,600   1,000,000  SH    CALL  SHARED   1, 2, 3   0     1,000,000    0
PACIFIC SUNWEAR CALIF INC     COM              694873100   11,495     500,000  SH          SHARED   1, 2, 3   0       500,000    0
PALMONE INC                   COM              69713P107   31,259   1,050,000  SH          SHARED   1, 2, 3   0     1,050,000    0
PLAINS EXPL& PRODTN CO        COM              726505100   24,871     700,000  SH          SHARED   1, 2, 3   0       700,000    0
PRECISION CASTPARTS CORP      COM              740189105   27,242     349,700  SH          SHARED   1, 2, 3   0       349,700    0
PRIVATE MEDIA GROUP INC       COM              74266R104    4,680   1,806,900  SH          SHARED   1, 2, 3   0     1,806,900    0
SCIENTIFIC GAMES CORP         CL A             80874P109   31,050   1,153,000  SH          SHARED   1, 2, 3   0     1,153,000    0
SEARS HLDGS CORP              COM              812350106  121,545     811,000  SH          SHARED   1, 2, 3   0       811,000    0
SYNAPTICS INC                 COM              87157D109   27,875   1,305,000  SH          SHARED   1, 2, 3   0     1,305,000    0
TRANSOCEAN INC                ORD              G90078109    9,796     181,500  SH          SHARED   1, 2, 3   0       181,500    0
TXU CORP                      COM              873168108   83,921   1,010,000  SH          SHARED   1, 2, 3   0     1,010,000    0
ULTRA PETROLEUM CORP          COM              903914109  129,340   4,260,200  SH          SHARED   1, 2, 3   0     4,260,200    0
ULTRA PETROLEUM CORP          COM              903914109   78,936   2,600,000  SH    CALL  SHARED   1, 2, 3   0     2,600,000    0
VALUEVISION MEDIA INC         CL A             92047K107   24,020   2,000,000  SH          SHARED   1, 2, 3   0     2,000,000    0
WET SEAL INC                  CL A             961840105   35,116   3,256,500  SH          SHARED   1, 2, 3   0     3,256,500    0
WILSONS THE LEATHER EXPERTS   COM              972463103   16,366   2,464,800  SH          SHARED   1, 2, 3   0     2,464,800    0

03388.0003 #593136